Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Option Activity and Changes in Stock Options

A summary of share option grants is as follows:

	Options granted	Exercise price per option	Option fair value at grant date

April 21, 2011	1,800,000	$0.272	$0.150
June 30, 2011	36,870,000	$0.254	$0.150

Total	38,670,000

A summary of the share option activity during the years ended December 31, 2011, 2012 and 2013 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2013
Outstanding at January 1, 2011	131,636	$1.083
Granted	38,670,000	0.255
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2011	38,801,636	$0.258
Granted	—	—
Exercised	—	—
Forfeited or expired	(3,000,000)	$0.254

Outstanding at December 31, 2012	35,801,636	$0.279
Granted	—	—
Exercised	—	—
Forfeited or expired	(3,840,000)	$0.254

Outstanding at December 31, 2013	31,961,636	$0.258	7.5	—
Exercisable as of December 31, 2013	24,454,136	$0.260	7.5	—
Vested and expected to vest as of December 31, 2013	31,361,036	$0.259	7.5	—

Fair Value of Option Granted Assumptions

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011
Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%